RELATED PARTY TRANSACTIONS	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2024	Dec. 31, 2023
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS

NOTE 5 — Related Party Transactions

ScanTech/IBS IP Holding Company, LLC

The Company licenses certain key intellectual property from ScanTech/IBS IP Holding Company, LLC (“ScanTech IP Holdco”). The license agreement between ScanTech IP Holdco and the Company provides for a perpetual, royalty free license and survivability in the event of a Chapter 11 bankruptcy of ScanTech IP Holdco. ScanTech IP Holdco has no employees and is a manager-managed LLC. John Redmond and Dolan Falconer are the controlling managers of ScanTech IP Holdco. As of September 30, 2024 and December 31, 2023, there were no liabilities or payables owed to ScanTech IP Holdco from the Company and there were no receivables due to the Company from ScanTech IP Holdco.

John Redmond

Azure, LLC (“Azure”) and NACS, LLC (“NACS”) have certain outstanding notes with the Company, all of which are secured by the assets of the Company. Azure and NACS are controlled by Mr. Redmond, the Chairman of the Board of Directors. As of September 30, 2024 and December 31, 2023, the Company’s outstanding loan balances with these entities, including accrued interest, were approximately $59.5 million and $54.3 million, respectively.

The conversion feature did not meet the definition of a derivative and did not contain a significant premium. Therefore, the Company did not account for the conversion feature separately. John Redmond also has an intercreditor agreement with the Seed financing noteholders which provides for drag-along conversion and certain collateral agency rights under certain terms and conditions. The drag-along conversion rights were deemed to be a contingent conversion feature, which would not require recognition until the contingency is met. The drag-along conversion rights also did not meet the definition of a derivative.

The following table lists the accrued interest and principal balances of the notes issued to related parties associated with John Redmond, the Company’s Chairman. (See Note 11 – Debt and Warrant Liabilities for terms and details of John Redmond series of notes)

	As of September 30, 2024			As of December 31, 2023
	Interest	Principal		Interest	Principal
Entity	Payable	Payable	Total	Payable	Payable	Total
Azure, LLC	$2,783,599	$6,831,987	$9,615,586	$1,904,740	$6,831,987	$8,736,727
NACS, LLC	23,977,923	11,493,949	35,471,872	20,939,396	11,493,949	32,433,345
Assumed notes	10,646,083	3,770,119	14,416,202	9,385,014	3,770,119	13,155,133
Total	$37,407,605	$22,096,055	$59,503,660	$32,229,150	$22,096,055	$54,325,205

Mr. Redmond also paid expenses on behalf of the Company which were not included as principal balance in any of Mr. Redmond’s outstanding loans. As of September 30, 2024 and December 31, 2023, Mr. Redmond’s outstanding expense advances were $1.3 million and $0.7 million, respectively. These items are presented in the Balance Sheets under the caption of related parties payables.

As of September 30, 2024, the Company was in default on all notes held by NACS, Azure assumed notes and Mr. Redmond. As of December 31, 2023, the Company was in default on all notes held by NACS and Mr. Redmond but was not in default on the notes held by Azure.

For the nine months ended September 30, 2024, Mr. Redmond provided short term funding to the Company in the amount of $316,000. These short term fundings had interest rates of 0% per annum. On April 4, 2024, the $25,000 of the short term funding was repaid to Azure LLC.

On October 24, 2024, the Company entered into a settlement and mutual release agreement with Taylor Frères Americas LLP (“TFA”) which replaced the agreement executed on June 18, 2024 and expired on September 30, 2024. In connection with the Company’s ongoing restructuring and reorganization activities, the parties wish to settle and resolve any and all claims arising from or related to the engagement letter and the TFA’s other dealings with NACS, ScanTech, John Redmond (the controlling member of NACS and the Chairman of ScanTech) and their affiliates. Pursuance to the June 18, 2024 agreement, the Company agreed to pay to TFA a good faith deposit in the amount of $50,000, which was paid in full by July 2024.

In connection with the June 18, 2024 agreement, 349,871 units of series B were transferred from NACS to TFA. As of September 30, 2024, TFA owned 8% of all outstanding Series B Units as a result of the transfer. The series B unit was valued at 0.11/unit as of September 30, 2024. The Company subsequently recorded a unit-based compensation in the amount of $38,486 and an increase in additional paid in capital of $38,486.

Dolan Falconer

Mr. Falconer, the CEO of the Company, paid for certain expenses on behalf of the Company. In addition, the Company owes Mr. Falconer deferred compensation of $721,987 and $697,422 as of September 30, 2024 and December 31, 2023, respectively. The amounts were presented on the Balance Sheets under the caption of accrued compensation.

The Company owed Mr. Falconer for deferred compensation and late fees amounting to $277,904 and $214,712 as of September 30, 2024 and December 31, 2023, respectively. These items are presented in the Balance Sheets under the caption of accrued compensation.

On June 1, 2023, the Board of Director of the Company approved the accelerated vesting of the remaining unvested 2.25% of Series C membership interests previously approved and awarded to Mr. Falconer in 2014. As a result of this decision, 248,260 units of Series C membership interests were fully vested to Mr. Falconer. The 248,260 units were valued at $0.41 per unit at the grant date of April 1, 2014, resulting in a total value of $101,787. This amount was recorded as Unit compensation expense on June 1, 2023.

Ben DeCosta

Mr. DeCosta is a member of the Board of Directors of the Company. Mr. DeCosta has an outstanding promissory note with the Company with a principal balance of $250,000 and a stated interest rate of 15% per annum. As of September 30, 2024 and December 31, 2023, the balance of Mr. DeCosta’s promissory note were $693,227 and $619,897, respectively, including all principal and unpaid accrued interest. The principal of $250,000 was presented in the Balance Sheets under the caption of short-term debt from related parties, net. The interest payables in the amount of $443,227 and $369,897 as of September 30, 2024 and December 31, 2023, respectively, were presented in the Balance Sheets under the caption of interest payable to related parties.

Alice Wilson

Mrs. Wilson is the sister of Mr. Falconer. Mrs. Wilson has extended an expense advance on behalf of the Company. The balance of Mrs. Wilson’s expense advance as of September 30, 2024 and December 31, 2023 was $20,000. The amount was presented in the Balance Sheets under the caption of related parties payable.

NOTE 7 — Related Party Transactions

ScanTech/IBS IP Holding Company, LLC

The Company licenses certain key intellectual property from ScanTech/IBS IP Holding Company, LLC (“ScanTech IP Holdco”). The license agreement between ScanTech IP Holdco and the Company provides for a perpetual, royalty free license and survivability in the event of a Chapter 11 bankruptcy of ScanTech IP Holdco. ScanTech IP Holdco has no employees and is a manager-managed LLC. John Redmond and Dolan Falconer are the controlling managers of ScanTech IP Holdco. As of December 31, 2023, and 2022, there were no liabilities or payables owed to ScanTech IP Holdco from the Company and there were no receivables due to the Company from ScanTech IP Holdco.

John Redmond

Azure, LLC (“Azure”) and NACS, LLC (“NACS”) have certain outstanding notes with the Company, all of which are secured by the assets of the Company. Azure and NACS are controlled by Mr. Redmond, the Chairman of the Board of Directors. As of December 31, 2023, and 2022, the Company’s outstanding loan balances with these entities, including accrued interest, were approximately $54.3 million and $47.9 million, respectively.

On October 11, 2013, the Company issued NACS a note with an interest rate of 8% and a default interest rate of 12% (the “2013 Note”). The 2013 Note was amended on June 1, 2016, to provide NACS with the right to convert principal and accrued interest on the note into Series A and Series B units of the Company at a conversion price of $1.00 and $0.47, respectively. As amended, the 2013 Note had a maturity date of December 31, 2018.

The conversion feature did not meet the definition of a derivative and did not contain a significant premium. Therefore, the Company did not account for the conversion feature separately. John Redmond also has an intercreditor agreement with the Seed financing noteholders which provides for drag-along conversion and certain collateral agency rights under certain terms and conditions. The drag-along conversion rights were deemed to be a contingent conversion feature, which would not require recognition until the contingency is met. The drag-along conversion rights also did not meet the definition of a derivative.

The following table lists the accrued interest and principal balances of the notes issued to related parties associated with John Redmond, the Company’s Chairman.

	As of December 31, 2023			As of December 31, 2022
	Interest	Principal		Interest	Principal
Entity	Payable	Payable	Total	Payable	Payable	Total
Azure, LLC	$1,904,740	$6,831,987	$8,736,727	$860,133	$6,586,987	$7,447,120
NACS, LLC	20,939,396	11,493,949	32,433,345	17,288,998	11,493,949	28,782,947
Assumed notes	9,385,014	3,770,119	13,155,133	7,874,215	3,770,119	11,644,334
Total	$32,229,150	$22,096,055	$54,325,205	$26,023,346	$21,851,055	$47,874,401

Mr. Redmond also paid expenses on behalf of the Company which were not included as principal balance in any of Mr. Redmond’s outstanding loans. As of December 31, 2023, and 2022, Mr. Redmond’s outstanding expense advances were $0.7 million and $0.6 million, respectively. These items are presented in the Balance Sheets under the caption of related parties payables.

On October 25, 2021, the Company issued Mr. Redmond a warrant to acquire a number of membership interests equal to 3.0% of issued and outstanding Series B units at a purchase price of $0.01 per unit. On the same date, the Company issued Mr. Redmond a warrant to acquire 1.333% of issued and outstanding Series B units at a purchase price of $0.01 per unit. The Company determined that neither of the warrants was indexed to the entity’s own equity, and therefore they should not be classified as equity. As such, these warrants were accounted for as liabilities.

On October 2, 2019, Mr. Redmond purchased from another party (i) a secured note with a principal amount of $300,000 and an interest rate of 12% per annum and (ii) a warrant to acquire 2.26% of issued and outstanding Series B units for each $1,000,000 of initial principal and accrued unpaid interest, with an exercise price of $0.01 per unit. Principal and accrued interest on the note were $698,027 and $601,356 as of December 31, 2023 and 2022, respectively.

On October 2, 2019, Mr. Redmond also purchased from another party (i) a secured note with a principal amount of $200,000 and an interest rate of 12% per annum and (ii) a warrant to acquire 2.26% of issued and outstanding Series B units for each $1,000,000 of initial principal and accrued unpaid interest, with an exercise price of $0.01 per unit. Principal and accrued interest on the note were $465,351 and 400,904 as of December 31, 2023, and 2022, respectively.

As of December 31, 2023, and 2022, the Company was in default on all notes held by NACS and Mr. Redmond but was not in default on the notes held by Azure.

Dolan Falconer

Mr. Falconer, the CEO of the Company, paid for certain expenses on behalf of the Company. In addition, the Company owes Mr. Falconer deferred compensation of $929,646 and $840,134 as of December 31, 2023 and 2022, respectively and related party expenses of $188,136 and $132,732 as of December 31, 2023 and 2022, respectively. The amounts were presented in the Balance Sheets under the caption of accrued compensation.

On June 1, 2023, the Board of Director of the Company approved the accelerated vesting of the remaining unvested 2.25% of Series C membership interests previously approved and awarded to Mr. Falconer in 2014. As a result of this decision, 248,260 units of Series C membership interests were fully vested to Mr. Falconer. The 248,260 units were valued at $0.41 per unit at the grant date of April 1, 2014, resulting in a total value of $101,787. This amount was recorded as stock compensation expense on June 1, 2023.

Ben DeCosta

Mr. DeCosta is a member of the Board of Directors of the Company. Mr. DeCosta has an outstanding promissory note with the Company with a principal balance of $250,000 and a stated interest rate of 15% per annum. As of December 31, 2023, and 2022, the balance of Mr. DeCosta’s promissory note were $619,897 and $534,047, respectively, including all principal and unpaid accrued interest. The principal of $250,000 was presented in the Balance Sheets under the caption of short-term debt from related parties, net. The interest payables in the amount of $369,897 and $284,047 as of December 31, 2023, and 2022, respectively, were presented in the Balance Sheets under the caption of interest payable to related parties.

Alice Wilson

Mrs. Wilson is the sister of Mr. Falconer. Mrs. Wilson has extended an expense advance on behalf of the Company. The balance of Mrs. Wilson’s expense advance as of December 31, 2023 and 2022 was $20,000. The amount was presented in the Balance Sheets under the caption of related parties payable.

Mars Acquisition Corporation
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS

NOTE 5 — RELATED PARTY TRANSACTIONS

Founder shares

During the period ended September 30, 2022, the Company issued 1,000,000 shares to the Sponsor at par value (“Founder Shares”). On October 20, 2021, the Company issued an additional 138,500 Founder Shares to the Sponsor to bring the aggregate owned by the Sponsor up to 1,138,500 Founder Shares. On the same day, the Company issued 586,500 Founder Shares to officers and directors of the Company. As of September 30, 2024 and September 30, 2023, there were 1,725,000 Founder Shares outstanding.

The Company’s initial shareholders have agreed not to transfer, assign, or sell any of their Founder Shares until the earlier to occur of: (i) six months after the date of the consummation of the Company’s initial Business Combination; or (ii) the date on which the Company consummates a liquidation, merger, stock exchange, or other similar transaction that results in all of the Company’s shareholders having the right to exchange their shares for cash, securities, or other property. Any permitted transferees will be subject to the same restrictions and other agreements of the Company’s initial shareholders with respect to any Founder Shares. Notwithstanding the foregoing, if the closing price of the Company's ordinary shares equals or exceeds $12.00 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalization, and the like) for any 20 trading days within any 30-trading day period commencing 60 days after the Company's initial Business Combination, the Founder Shares will no longer be subject to such transfer restrictions.

Notes payable

The Company's Sponsor had agreed to loan the Company up to $300,000 to be used for the payment of costs related to the Initial Public Offering (the “Note”). The Note was non-interest bearing, unsecured, and was due on the closing of the Initial Public Offering. As of September 30, 2023, the outstanding balance of note payable to the affiliate was $0, and no interest was accrued. As of February 16, 2023, the Sponsor agreed to apply the Note in its entirety to the Private Placement with the Company, and the note was extinguished.

Working capital loans

In order to finance transaction costs in connection with a Business Combination, the Sponsor or an affiliate of the Sponsor or certain of the Company’s directors and officers may, but are not obligated to, loan the Company funds as may be required (“Working Capital Loans”). If the Company completes a Business Combination, the Company would repay the Working Capital Loans out of the proceeds of the Trust Account released to the Company. Otherwise, the Working Capital Loans would be repaid only out of funds held outside the Trust Account. In the event that a Business Combination does not close, the Company may use a portion of proceeds held outside the Trust Account to repay the Working Capital Loans, but no proceeds held in the Trust Account would be used to repay the Working Capital Loans. Except for the foregoing, the terms of such Working Capital Loans, if any, have not been determined and no written agreements exist with respect to such loans. The Working Capital Loans would either be repaid upon consummation of a Business Combination, without interest, or, at the lender’s discretion, up to $1,500,000 of such Working Capital Loans may be convertible into units of the post-Business Combination entity at a price of $10.00 per unit. The units would be identical to the Private Placement Units.

On March 31, 2024, the Company entered into a Convertible Promissory Note with certain affiliates of the Sponsor with a principal amount of $200,000. The principal amount can be prepaid by the Company at anytime and no interest accrues on the Convertible Promissory Note. Upon closing of the initial Business Combination, the Convertible Promissory Note automatically converts into 24,000 ordinary shares of the Company. In the event no business combination occurs, there is no obligation to repay the Convertible Promissory Note. The Company recorded the instrument at its fair value.

To fund extensions of the deadline for the Company to complete its initial Business Combination, the Sponsor deposited an additional $145,000 into the Trust Account on April 30, 2024. In return, the Company issued an additional Convertible Promissory Notes that are to either be repaid upon the consummation of a Business Combination, without interest, or, at the Sponsor’s discretion, converted upon consummation of a Business Combination into an additional 17,400 Private Placement Units at a price of $10.00 per Unit. The Company recorded the instrument at its fair value.

Such Convertible Notes are to either be repaid upon the consummation of a Business Combination, without interest, or, at the Sponsor’s discretion, converted upon consummation of a Business Combination into an additional 41,400 Private Placement Units at a price of $10.00 per Unit. In the event that a Business Combination does not close, the Company may use a portion of proceeds held outside the Trust Account to repay the Sponsor Working Capital Loans, but no proceeds held in the Trust Account would be used to repay the Sponsor Working Capital Loans. As of September 30, 2024, the principal amount outstanding under the Convertible Notes was approximately $345,000, and the fair value of the Convertible Notes was $456,228. Subsequent to year end, in conjunction with the closing of the Business Combination, the Convertible Notes were converted into 41,400 shares of ScanTech AI Systems, Inc. For more information, please see Note 9 – Subsequent Events.

Administrative service fee

The Company has an informal agreement (the “Administrative Services Agreement”) to pay affiliates of the Sponsor for office space, utilities, secretarial, and administrative support of $15,000 per month. For certain months during the year, the Company did not pay any amounts under this informal agreement, and the affiliates have chosen not to seek compensation for such support during this time period. For the year ended September 30, 2024, the total amount billed and paid for these services was $47,350.